Distribution of the Bank's profit and Earnings per share (Details) - MXN ($) $ / shares in Units, $ in Millions					12 Months Ended
	Nov. 05, 2021	Jun. 18, 2021	Nov. 28, 2019	Apr. 29, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Distribution of the Bank's profit and Earnings per share
Profit for the year					$ 20,801	$ 18,974	$ 20,381
Dividends declared	$ 1,867	$ 3,054	$ 5,450	$ 4,843	$ 4,921		$ 10,293
Dividend per share (in pesos per share)					$ 0.73		$ 1.52